Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Oct. 12, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings			€ 4,727	€ 4,582
Current portion			4,727	4,582
Pontifax and Kreos warrants
Disclosure of detailed information about borrowings [line items]
Warrants, economic lifetime	5 years
Innovation credit
Disclosure of detailed information about borrowings [line items]
Borrowings excluding accrued interest			2,899	2,899
Accrued interest			1,828	€ 1,683
Current borrowings excluding accrued interest			€ 2,899
Notional amount					€ 3,907
Repayment of borrowings		€ 1,008
Total conditional waiver of debt		€ 4,292